<sequence>1
<filename>Fund E 13f-December 2009.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Dec 31, 2009

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ray A. Joseph
Title:	Deputy Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Ray A. Joseph  Trenton, NJ 	February 5, 2010



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   38

Form 13F Information Table Value Total:	   222691 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title     Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class            x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole    Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ALLIANT ENERGY CORP               COM       018802108 1483       49000      SH         SOLE            49000
AMEREN CORP                       COM       023608102 2264       81000      SH         SOLE            81000
AMERICAN ELECTRIC POWER CO INC    COM       025537101 4418       127000     SH         SOLE            127000
AQUA AMER INC                     COM       03836W103 1086       62000      SH         SOLE            62000
ARCH CAP GROUP LTD                ORD       G0450A105 497        6952       SH         SOLE            6952
CENTERPOINT ENERGY INC            COM       15189T107 3773       260000     SH         SOLE            260000
CMS ENERGY CORP                   COM       125896100 1519       97000      SH         SOLE            97000
CONSOLIDATED EDISON INC           COM       209115104 5270       116000     SH         SOLE            116000
CONSTELLATION ENERGY GROUP INC    COM       210371100 2321       66000      SH         SOLE            66000
DOMINION RES INC VA NEW           COM       25746U109 7473       192000     SH         SOLE            192000
DTE ENERGY CO                     COM       233331107 4185       96000      SH         SOLE            96000
DUKE ENERGY CORP                  COM       26441C105 7968       463000     SH         SOLE            463000
EDISON INTL                       COM       281020107 4313       124000     SH         SOLE            124000
ENTERGY CORP NEW COM              COM       29364G103 5156       63000      SH         SOLE            63000
EQT CORP                          COM       26884L109 1581       36000      SH         SOLE            36000
EXELON CORP                       COM       30161N101 7086       145000     SH         SOLE            145000
FIRSTENERGY CORP                  COM       337932107 5202       112000     SH         SOLE            112000
FPL GROUP INC                     COM       302571104 4226       80000      SH         SOLE            80000
INTEGRYS ENERGY GROUP INC         COM       45822P105 1470       35000      SH         SOLE            35000
NATIONAL FUEL GAS COMPANY         COM       636180101 1600       32000      SH         SOLE            32000
NISOURCE INC                      COM       65473P105 1492       97000      SH         SOLE            97000
NORTHEAST UTILITIES COMMON        COM       664397106 1522       59000      SH         SOLE            59000
NSTAR                             COM       67019E107 1582       43000      SH         SOLE            43000
ONEOK INC NEW                     COM       682680103 1560       35000      SH         SOLE            35000
PEPCO HLDGS INC                   COM       713291102 2174       129000     SH         SOLE            129000
PG&E CORP                         COM       69331C108 5983       134000     SH         SOLE            134000
PINNACLE WEST CAP CORP COM        COM       723484101 1463       40000      SH         SOLE            40000
PPL CORP                          COM       69351T106 4491       139000     SH         SOLE            139000
PROGRESS ENERGY INC               COM       743263105 5864       143000     SH         SOLE            143000
PUBLIC SERVICE ENTERPRISE GROUP   COM       744573106 4489       135000     SH         SOLE            135000
SCANA CORP NEW                    COM       80589M102 1507       40000      SH         SOLE            40000
SEMPRA ENERGY                     COM       816851109 4534       81000      SH         SOLE            81000
SOUTHERN COMPANY COMMON           COM       842587107 8763       263000     SH         SOLE            263000
SPECTRA ENERGY CORP               COM       847560109 4574       223000     SH         SOLE            223000
SPIDER GOLD TRUST                 TRUST     78463V107 91181      849700     SH         SOLE            849700
WILLIAMS CO INC                   COM       969457100 4848       230000     SH         SOLE            230000
WISCONSIN ENERGY CORP             COM       976657106 1545       31000      SH         SOLE            31000
XCEL ENERGY INC                   COM       98389B100 2228       105000     SH         SOLE            105000
